COMBINED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Turnover	$ 1,802.5	$ 1,687.2	$ 1,403.0
Cost of sales	(680.3)	(645.3)	(534.1)
Gross profit	1,122.2	1,041.9	868.9
Selling expenses	(421.2)	(395.7)	(325.7)
Personnel expenses	(371.3)	(337.4)	(279.5)
General expenses	(156.9)	(151.9)	(130.9)
Share of result of associates	(0.3)	(0.7)	1.7
Depreciation, amortization and impairment	(108.7)	(103.7)	(86.7)
Other operational result	(3.7)	(9.3)	(1.7)
Operating profit	60.1	43.2	46.1
Interest expenses	(30.2)	(29.8)	(25.4)
Interest income	1.9	2.1	1.6
Foreign exchange gain/(loss)	0.5	0.0	(0.2)
Earnings before taxes (EBT)	32.3	15.5	22.1
Income tax	(42.9)	34.3	(3.8)
Net earnings	(10.6)	49.8	18.3
OTHER COMPREHENSIVE INCOME
Exchange differences on translating foreign operations	26.8	12.9	(35.9)
Items to be reclassified to net income in subsequent periods, net of tax	26.8	12.9	(35.9)
Total other comprehensive income/(loss), net of tax	26.8	12.9	(35.9)
Total comprehensive income/(loss), net of tax	16.2	62.7	(17.6)
Net earnings attributable to equity holders of the parent	(40.4)	23.5	(7.7)
Net earnings attributable to Non-controlling interests	29.8	26.3	26.0
Total comprehensive income attributable to equity holders of the parent	(13.6)	36.4	(43.6)
Total comprehensive income attributable to non-controlling interests	$ 29.8	$ 26.3	$ 26.0